Household Products Restructuring	12 Months Ended
Sep. 30, 2011
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]
Household Products Restructuring

The Company continually reviews its Personal Care and Household Products business models to identify potential improvements and cost savings. On November 1, 2010, which was the first quarter of fiscal 2011, the Board of Directors (the Board) authorized a Household Products program designed to accelerate investments in both geographic and product growth opportunities, streamline our worldwide manufacturing operations and improve the efficiency of our administrative operations. The Board authorized a broad restructuring plan and delegated authority to management to determine the final plan with respect to the initiatives.

On March 7, 2011, the Company determined that, as part of its previously announced restructuring initiative, it would close its carbon zinc battery manufacturing facility in Cebu, Philippines and its alkaline battery manufacturing facility in La Chaux De Fonds (LCF), Switzerland. The carbon zinc and alkaline batteries previously supplied by the Cebu and LCF facilities are now produced in our remaining battery manufacturing facilities.

At September 30, 2011, the Company recorded pre-tax charges for the Household Products restructuring of $79.0, which were primarily the result of the announced closing of the Cebu and LCF facilities. These charges included severance and termination related costs of $41.8, accelerated depreciation on property, plant and equipment of $16.1, pension settlement costs of $6.1 and other related exit costs of $15.0. These costs are included as a separate line item on the Consolidated Statements of Earnings and Comprehensive Income.

The following table summarizes the Household Products restructuring activities in fiscal 2011 and the remaining accrual balance at September 30, 2011.

			Utilized
Fiscal 2011	Charges to Income	Other/CTA	Cash	Non-Cash	Ending Balance
Asset write-downs	$16.1	$—	$—	$(16.1)	$—
Severance & Termination Related Costs	41.8	2.3	(38.4)	—	5.7
Pension Settlement Cost	6.1	—	(6.1)	—	—
Other Related Exit Costs/CTA	15.0	(0.8)	(12.8)	—	1.4
Total	$79.0	$1.5	$(57.3)	$(16.1)	7.1

The Company estimates that total pre-tax charges of approximately $80 to $85 will be incurred as a result of the Household Products restructuring initiative, inclusive of the $79.0 recorded as of September 30, 2011. These charges are expected to be offset by a gain on the completed November 2011 sale of the former LCF property to a third party. We anticipate $30 to $35 of annual pre-tax savings from the restructuring by the end of fiscal 2012, of which $11 were realized in fiscal 2011.